Finance Income and Costs (Tables)	12 Months Ended
Dec. 31, 2019
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Details of Finance Income and Costs
Details of finance income and costs for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Finance income
Interest income(*1)	￦	212,451	337,258	352,384
Dividend income		92,962	63,345	75,455
Gain on foreign currency transactions		785,616	716,060	824,565
Gain on foreign currency translations		564,016	212,443	206,019
Gain on derivatives transactions		210,727	247,513	195,933
Gain on valuations of derivatives		64,735	96,986	163,491
Gain on disposals of financial assets at fair value through profit of loss		—	8,742	8,525
Gain on disposals of available-for-sale financial assets		425,684	—	—
Gain on valuations of financial assets at fair value through profit or loss		—	16,149	42,297
Others		16,476	7,474	3,474

	￦	2,372,667	1,705,970	1,872,143

Finance costs
Interest expenses	￦	(653,115)	(741,296)	(755,711)
Loss on foreign currency transactions		(756,654)	(810,857)	(746,603)
Loss on foreign currency translations		(422,880)	(321,748)	(319,470)
Loss on derivatives transactions		(236,273)	(208,772)	(228,144)
Loss on valuations of derivatives		(226,487)	(40,674)	(47,447)
Loss on disposals of trade accounts and notes receivable		(32,456)	(39,970)	(36,935)
Impairment loss on available-for-sale financial assets		(123,214)	—	—
Loss on disposals of financial assets at fair value through profit or loss		—	(1,474)	(2,969)
Loss on valuations of financial assets at fair value through profit or loss		—	(59,442)	(65,848)
Others		(33,198)	(20,183)	(38,936)

	￦	(2,484,277)	(2,244,416)	(2,242,063)

(*1)	Interest income calculated using the effective interest method for the years ended December 31, 2017, 2018 and 2019 were ￦ 130,710 million, ￦ 197,142 million and ￦ 209,511 million, respectively.